UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2007
                                                         -------------

             Check here if Amendment [ ]; Amendment Number: ________

                        This Amendment (Check only one):

                              [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

      Name:     Thomas W. Smith
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      Address: 323 Railroad Avenue      Greenwich       CT            06830
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               (Street)                (City)           (State)      (Zip)

    Form 13F File Number:         028-04481

             The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

      Name:   Thomas W. Smith
      Title:  Investment Manager
      Phone:  203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
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[Signature]

         Greenwich, CT
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[City, State]

         August 14, 2007
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[Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


                                 Report Summary:


      Number of Other Included Managers:            1
                                                    ---

      Form 13F Information Table Entry Total:       34
                                                    ----

      Form 13F Information Table Value Total:       $1,389,751 (thousands)
                                                    ----------

List of Other Included Managers:

No. Form 13F File No.: Name: 01 028-10290 Scott J. Vassalluzzo

FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/   SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
           NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT   PRN CALL  DSCRETN  MANAGERS     SOLE   SHARED  NONE
           --------------      --------------    -----     --------   -------   --- ----  -------  --------     ----   ------  ----
AMERICA'S CAR-MART INC.             COM        03062T105       12         900 SH            Sole                   900
AMERICA'S CAR-MART INC.             COM        03062T105     6132      451250 SH            Other       01      451250
COMMERCE BANCORP, INC.              COM        200519106    12881      348229 SH            Sole                348229
COMMERCE BANCORP, INC.              COM        200519106    78095     2111250 SH            Other       01     2111250
COPART, INC.                        COM        217204106    22286      728533 SH            Sole                728533
COPART, INC.                        COM        217204106   112595     3680782 SH            Other       01     3680782
CREDIT ACCEPTANCE CORP.             COM        225310101    13044      486158 SH            Sole                486158
CREDIT ACCEPTANCE CORP.             COM        225310101   105755     3941658 SH            Other       01     3941658
BLACKROCK CORPORATE HIGH
 YIELD FUND III, INC.               COM        219925104      146       17850               Sole                 17850
HOUSEVALUES INC.                    COM        44183Y102      626      137040 SH            Sole                137040
HOUSEVALUES INC.                    COM        44183Y102     9509     2080800 SH            Other       01     2080800
IRON MOUNTAIN, INC.                 COM        462846106     6611      253008 SH            Sole                253008
IRON MOUNTAIN, INC.                 COM        462846106    91740     3510897 SH            Other       01     3510897
LAUREATE EDUCATION INC.             COM        518613104      445        7221 SH            Sole                  7221
LAUREATE EDUCATION INC.             COM        518613104    67856     1100483 SH            Other       01     1100483
LIFE TIME FITNESS, INC.             COM        53217R207     9563      179645 SH            Sole                179645
LIFE TIME FITNESS, INC.             COM        53217R207    40034      752100 SH            Other       01      752100
MOBILE MINI, INC.                   COM        60740F105      896       30680 SH            Sole                 30680
MOBILE MINI, INC.                   COM        60740F105    38358     1313616 SH            Other       01     1313616
PRE-PAID LEGAL SERVICES, INC.       COM        740065107    19430      302130 SH            Sole                302130
PRE-PAID LEGAL SERVICES, INC.       COM        740065107   139066     2162437 SH            Other       01     2162437
SCP POOL CORPORATION                COM        784028102    11130      285177 SH            Sole                285177
SCP POOL CORPORATION                COM        784028102     8587      220000 SH            Other       01      220000
SEI INVESTMENTS CO                  COM        784117103    45795     1576962 SH            Sole               1576962
SEI INVESTMENTS CO                  COM        784117103   311885    10739832 SH            Other       01    10739832
STAPLES INC.                        COM        855030102      653       27500 SH            Sole                 27500
TRACTOR SUPPLY CO.                  COM        892356106     7155      137473 SH            Sole                137473
TRACTOR SUPPLY CO.                  COM        892356106    72631     1395411 SH            Other       01     1395411
VERTRUE INCORPORATED                COM        92534N101     8559      175453 SH            Sole                175453
VERTRUE INCORPORATED                COM        92534N101    42386      868928 SH            Other       01      868928
W HOLDING COMPANY INC.              COM        929251106     4810     1821977 SH            Sole               1821977
W HOLDING COMPANY INC.              COM        929251106    15708     5949969 SH            Other       01     5949969
WORLD ACCEPTANCE CORP.              COM        981419104     5606      131200 SH            Sole                131200
WORLD ACCEPTANCE CORP.              COM        981419104    79766     1866741 SH            Other       01     1866741